Related Parties Blalance (Details) - Schedule of Loan to Related Parties - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Loan to related parties	[1]	$ 1,778,524	$ 1,761,979
Due to Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties		315,512	315,512
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 315,512	$ 315,512

[1]	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively. On April 1, 2022 and April 7, 2022 the company loaned $300,000 and $1,350,000 to Horwath Capital. The loan bears an interest rate of 1% and is not guaranteed. The maturity was September 30, 2024.